OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bond restrictions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CLP ($) item	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure of detailed information about borrowings
Average net financial debt last 4 quarters | $	$ 883,402,652	$ 1,101,413,559	$ 831,560,591	$ 968,903,948
CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Percentage threshold adjusted consolidated operating cash flow	40.00%
Consolidated assets to unsecured consolidated liabilities ratio	1.46
CMF Registration N254 06.13.2001 Series B | Maximum
Disclosure of detailed information about borrowings
Indebtedness level	1.20
Consolidated assets to unsecured consolidated liabilities ratio	1.3
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.46
Net financial debt ratio	1.20
Net Financial Coverage	19.85
Number of consecutive quarters | item	2
CMF Registration N641 08.23.2010 Series C | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3
Net Financial Coverage	3
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Indebtedness level	1.20
Percentage threshold adjusted consolidated operating cash flow	40.00%
Consolidated assets to unsecured consolidated liabilities ratio	1.46
CMF Registration N912 10.10.2018 Series F | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3
CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E
Disclosure of detailed information about borrowings
Indebtedness level	1.20
Percentage threshold adjusted consolidated operating cash flow	40.00%
Consolidated assets to unsecured consolidated liabilities ratio	1.46
CMF Registration N760 08202013 Series D and CMF Registration N760 04022014 Series E | Maximum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3